DEBTS PAYABLE AND SENIOR SECURED NOTES - Consolidated net leverage ratio (Details) - 13% Senior Notes	Sep. 30, 2026	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024
DEBTS PAYABLE AND SENIOR SECURED NOTES
Consolidated Net Leverage Ratio								4.35	4.65
Subsequent Events
DEBTS PAYABLE AND SENIOR SECURED NOTES
Consolidated Net Leverage Ratio	3.50	3.55	3.90	3.95	4.10	4.20	4.30